Employee Benefit Plans	12 Months Ended
Jan. 01, 2013
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans
In October 2003, the Company adopted a defined contribution plan, The Noodles & Company 401(k) Plan (the "401(k) Plan"). Company employees with six months of service, aged 21 or older, are eligible to participate in the 401(k) Plan. Under the provisions of the plan, the Company may, at its discretion, make contributions to the 401(k) Plan. Participants are 100% vested in their own contributions. The Company made no contributions during 2012, 2011 or 2010. The employee benefit plans remained in effect following the Merger Agreement.